Leases - Lease liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Leases
Total undiscounted lease liabilities		$ 106,566	$ 89,117
Total lease liabilities		93,317	62,355
Current	$ 620	12,095	7,306
Non-Current	$ 4,166	81,222	55,049
Current year
Leases
Total undiscounted lease liabilities		14,374	11,428
One to five years
Leases
Total undiscounted lease liabilities		45,562	36,929
Five to ten years
Leases
Total undiscounted lease liabilities		32,348	27,580
More than ten years
Leases
Total undiscounted lease liabilities		$ 14,282	$ 13,180

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3